Prepaid Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Prepaid Expenses
Schedule of Prepaid Expenses

Prepaid expenses as of March 31, 2026 and December 31, 2025 consists of the following:

	As of March 31, 2026	As of December 31, 2025
Insurance	$626,706	$791,423
Consulting	278,657	325,100
Others	212,212	160,206
Prepaid expenses	1,117,575	1,276,729
Less: Current portion	787,189	862,400
Total non-current portion	$330,386	$414,329

Prepaid expenses as of December 31, 2025 and December 31, 2024 consists of the following:

	Year Ended December 31,
	2025	2024
Insurance	$791,423	$808,480
Consulting	325,100	-
Marketing	-	91,667
Others	160,206	171,889
	1,276,729	1,072,036
Less: Current portion	862,400	659,536
Total non-current portion	$414,329	$412,500